Asset Acquisition (Details) $ in Thousands, SFr in Millions	Jun. 01, 2026 USD ($)	Jun. 01, 2026 CHF (SFr)	Jun. 27, 2025 USD ($)	Jun. 01, 2026 CHF (SFr)	Mar. 24, 2026 CHF (SFr)
Asset Acquisition [Line Items]
Percentage of Fair Value of the Gross Assets Acquired	92.90%	92.90%
Consideration amount | $			$ 3,500
Convertible loan					SFr 0.5
Capital contribution				SFr 0.5
Photonic Integrated Circuit Technology [Member]
Asset Acquisition [Line Items]
Estimated useful life	14 years 7 months 6 days			14 years 7 months 6 days
Miraex SA [Member]
Asset Acquisition [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage	100.00%			100.00%
Acquisition of Miraex's Photonic Integrated Circuit Technologies [Member]
Asset Acquisition [Line Items]
Consideration amount	$ 5,845	SFr 4.6
Acquired technology	7,500			SFr 5.9
Deferred income tax liability	$ 1,128			SFr 0.9